Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-39684
Entity Registrant Name	CI Financial Corp.
Entity Central Index Key	0001829948
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	6199
Entity Address, Address Line One	2 Queen Street East
Entity Address, Address Line Two	Twentieth Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 3G7
City Area Code	(416)
Local Phone Number	364-1145
Title of 12(b) Security	Common Shares
Trading Symbol	CIXX
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	210,358,710
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680